Financial Assets and Financial Liabilities - Summary of Financial Assets Subject Offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	₩ 104,202,672	₩ 88,547,234
Gross liabilities offset	(76,806,988)	(64,265,227)
Net amounts in the statement of financial position	27,395,684	24,282,007
Non-offsetting amount
Financial Instruments	(21,756,295)	(17,824,166)
Cash Collateral	(177,871)	(195,584)
Net amount	5,461,518	6,262,257
Derivatives held for trading and Derivatives linked securities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	7,988,214	11,227,882
Net amounts in the statement of financial position	7,988,214	11,227,882
Non-offsetting amount
Financial Instruments		(6,621,613)
Cash Collateral		(195,584)
Net amount		5,186,582
Derivatives held for hedging
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	429,685	775,897
Net amounts in the statement of financial position	429,685	775,897
Non-offsetting amount
Financial Instruments	(4,801,687)
Cash Collateral	(177,871)
Net amount	3,438,341
Unsettled spot exchange receivable
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	6,887,996	6,287,655
Net amounts in the statement of financial position	6,887,996	6,287,655
Non-offsetting amount
Financial Instruments	(6,778,593)	(6,213,292)
Net amount	109,403	74,363
Bonds purchased under repurchase agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	10,175,247	5,405,878
Net amounts in the statement of financial position	10,175,247	5,405,878
Non-offsetting amount
Financial Instruments	(10,175,247)	(4,910,653)
Net amount		495,225
Securities borrowing agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets		75,293
Net amounts in the statement of financial position		75,293
Non-offsetting amount
Financial Instruments		(75,293)
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	73,785,133	63,055,082
Gross liabilities offset	(72,456,156)	(62,577,496)
Net amounts in the statement of financial position	1,328,977	477,586
Non-offsetting amount
Financial Instruments	(768)	(3,315)
Net amount	1,328,209	474,271
Other financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross assets	4,936,397	1,719,547
Gross liabilities offset	(4,350,832)	(1,687,731)
Net amounts in the statement of financial position	585,565	31,816
Non-offsetting amount
Net amount	₩ 585,565	₩ 31,816